Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Revenues [Line Items]
Remaining performance obligation	$ 3,154		$ 4,913
Customer One [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Revenues [Line Items]
Recognized revenues	593	$ 436
Customer Two [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Revenues [Line Items]
Recognized revenues	$ 997	455
Customer Three [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Revenues [Line Items]
Recognized revenues		434
Customer Four [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Revenues [Line Items]
Recognized revenues		447
Customer Five [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Revenues [Line Items]
Recognized revenues		$ 450
Within one year [Member]
Revenues [Line Items]
Remaining performance obligation			4,230
Beyond one year [Member]
Revenues [Line Items]
Remaining performance obligation			$ 683